Federal Home Loan Bank Advances (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Required payments over the next five years
2014	$ 46,777
2015	15,000
2016	10,000
2017	10,000
2018	$ 5,000